Subsequent event	12 Months Ended
Mar. 31, 2017
Subsequent event
Subsequent event

27.   Subsequent event

In May 2017, the board of directors of the Company authorized the implementation of a new share repurchase program for an aggregate amount of up to US$6.0 billion over a period of two years. The new program replaced, and cancelled the remaining amount under, the existing share repurchase program which was implemented since August 2015.